Stockholders' Equity - Summary of Weighted Average Assumptions Used to Compute Fair Value (Details) - Stock Options [Member]	9 Months Ended
Sep. 30, 2019 $ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility	147.60%
Weighted average risk-free interest rate	2.60%
Weighted average expected life (in years)	5 years 6 months
Weighted average grant date fair value	$ 0.259